Consolidated Condensed Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)	Series A Preferred Stocks [Member]	Series B, Preferred Stock [Member]	Series C Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 0	$ 1	$ 0	$ 33,923	$ 4,714,041	$ (1,549,584)	$ 3,198,381
Beginning balance, shares at Dec. 31, 2022	0	140	0	3,392,250
Issuance of common shares for services				$ 750	599,250		600,000
Issuance of common shares for services, shares				75,005
Net loss						(1,177,904)	(1,177,904)
Ending balance, value at Mar. 31, 2023	$ 0	$ 1	$ 0	$ 34,673	5,313,291	(2,727,488)	2,620,477
Ending balance, shares at Mar. 31, 2023	0	140	0	3,467,255
Beginning balance, value at Dec. 31, 2022	$ 0	$ 1	$ 0	$ 33,923	4,714,041	(1,549,584)	3,198,381
Beginning balance, shares at Dec. 31, 2022	0	140	0	3,392,250
Net loss							(1,966,876)
Ending balance, value at Sep. 30, 2023	$ 0	$ 2	$ 0	$ 32,173	5,315,790	(3,516,460)	1,831,505
Ending balance, shares at Sep. 30, 2023	0	190	0	3,217,255
Beginning balance, value at Mar. 31, 2023	$ 0	$ 1	$ 0	$ 34,673	5,313,291	(2,727,488)	2,620,477
Beginning balance, shares at Mar. 31, 2023	0	140	0	3,467,255
Conversion of preferred shares		$ 1		$ (2,500)	2,499
Conversion of preferred shares, shares		50		(250,000)
Net loss						(435,298)	(435,298)
Ending balance, value at Jun. 30, 2023	$ 0	$ 2	$ 0	$ 32,173	5,315,790	(3,162,786)	2,185,179
Ending balance, shares at Jun. 30, 2023	0	190	0	3,217,255
Net loss						(353,674)	(353,674)
Ending balance, value at Sep. 30, 2023	$ 0	$ 2	$ 0	$ 32,173	5,315,790	(3,516,460)	1,831,505
Ending balance, shares at Sep. 30, 2023	0	190	0	3,217,255
Beginning balance, value at Dec. 31, 2023	$ 0	$ 2	$ 0	$ 32,173	5,315,790	(3,933,046)	1,414,919
Beginning balance, shares at Dec. 31, 2023	0	190	0	3,217,255
Issuance of common shares as settlement				$ 161	64,183		64,344
Issuance of common shares as settlement, shares				16,086
Issuance of common shares, initial public offering, net of offering costs				$ 12,500	3,837,055		3,849,555
Issuance of common shares, initial public offering, net of offering costs, shares				1,250,000
Issuance of common shares, business combination				$ 42,500	16,957,500		17,000,000
Issuance of common shares, business combination, shares				4,250,000
Conversion of preferred shares		$ (1)		$ 6,000	(5,999)
Conversion of preferred shares, shares		(120)		600,000
Net loss						(1,106,002)	(1,106,002)
Ending balance, value at Mar. 31, 2024	$ 0	$ 1	$ 0	$ 93,334	26,168,529	(5,039,048)	21,222,816
Ending balance, shares at Mar. 31, 2024	0	70	0	9,333,341
Beginning balance, value at Dec. 31, 2023	$ 0	$ 2	$ 0	$ 32,173	5,315,790	(3,933,046)	1,414,919
Beginning balance, shares at Dec. 31, 2023	0	190	0	3,217,255
Net loss							(4,862,490)
Ending balance, value at Sep. 30, 2024	$ 43	$ 1	$ 2	$ 61,850	27,959,642	(8,795,536)	19,226,002
Ending balance, shares at Sep. 30, 2024	4,250	50	210	6,184,983
Beginning balance, value at Mar. 31, 2024	$ 0	$ 1	$ 0	$ 93,334	26,168,529	(5,039,048)	21,222,816
Beginning balance, shares at Mar. 31, 2024	0	70	0	9,333,341
Conversion of preferred shares				$ 1,000	(1,000)
Conversion of preferred shares, shares		(20)		100,000
Issuance of common shares, equity incentive plan				$ 9,779	(9,779)
Issuance of common shares, equity incentive plan, shares				977,899
Stock compensation expense – vested stock					346,854		346,854
Stock option compensation expense					14,389		14,389
Net loss						(1,612,238)	(1,612,238)
Ending balance, value at Jun. 30, 2024	$ 0	$ 1	$ 0	$ 104,113	26,518,993	(6,651,286)	19,971,821
Ending balance, shares at Jun. 30, 2024	0	50	0	10,411,240
Issuance of common shares, equity incentive plan				$ 237	(237)
Issuance of common shares, equity incentive plan, shares				23,743
Exchange of common shares for Series A preferred	$ 43			$ (42,500)	42,457
Exchange of common shares for Series A preferred, shares	4,250			(4,250,000)
Exchange of convertible note for Series C preferred			$ 2		999,998		1,000,000
Exchange of convertible note for Series C preferred, shares			210
Stock compensation expense – vested stock					375,345		375,345
Stock option compensation expense					23,086		23,086
Net loss						(2,144,250)	(2,144,250)
Ending balance, value at Sep. 30, 2024	$ 43	$ 1	$ 2	$ 61,850	$ 27,959,642	$ (8,795,536)	$ 19,226,002
Ending balance, shares at Sep. 30, 2024	4,250	50	210	6,184,983